Equity (Details 6) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ (344)	$ 5,828	$ 4,438	$ 13,169
Weighted average number of outstanding shares	12,897,843,194	13,044,201,261	12,908,791,494	13,044,201,261
Basic earnings per share	$ (0.03)	$ 0.45	$ 0.34	$ 1.01
Basic earnings per share	(0.03)	0.45	0.34	1.01
Basic and diluted earnings per share	$ (0.06)	$ 0.90	$ 0.68	$ 2.02
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ (198)	$ 3,325	$ 2,559	$ 7,513
Weighted average number of outstanding shares	7,442,231,382	7,442,231,382	7,442,231,382	7,442,231,382
Basic earnings per share	$ (0.03)	$ 0.45	$ 0.34	$ 1.01
Basic earnings per share	(0.03)	0.45	0.34	1.01
Basic and diluted earnings per share	$ (0.06)	$ 0.90	$ 0.68	$ 2.02
Preference shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ (146)	$ 2,503	$ 1,879	$ 5,656
Weighted average number of outstanding shares	5,455,611,812	5,601,969,879	5,466,560,112	5,601,969,879
Basic earnings per share	$ (0.03)	$ 0.45	$ 0.34	$ 1.01
Basic earnings per share	(0.03)	0.45	0.34	1.01
Basic and diluted earnings per share	$ (0.06)	$ 0.90	$ 0.68	$ 2.02